NOTE 9 - CONVERTIBLE NOTES PAYABLE - Derivative Liability (Details) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Debt Instrument [Line Items]
Convertible Notes Payable, Current				$ 438,921
Debt Conversion, Original Debt, Amount			275,200
Amortization of Debt Issuance Costs and Discounts			75,075
Debt Instrument, Increase, Accrued Interest			24,562
Conversion of Stock, Amount Converted		$ (183,752)	183,752	$ 309,894
Interest on Convertible Debt, Net of Tax			8,538
[custom:PrepaymentOFNotePrincipal]			559,782
Financing Interest Expense			29,390
Unrealized Gain (Loss) on Derivatives			64,584
Conversion Of Note Principal [Member]
Debt Instrument [Line Items]
Conversion of Stock, Amount Converted			166,464
M F N Principal [Member]
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount			$ 15,000